SCHEDULE OF OPERATIONS RELATED TO LEASES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Lease Obligations
Operating lease expense	$ 51,258	$ 19,351	$ 145,710	$ 83,593
Interest on lease liability	2,900	2,491	13,530	11,646
Total Lease expense	$ 54,158	$ 21,842	$ 159,240	$ 95,239